Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments.
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$22,562	$269	$0	$22,831	$0
States, municipalities and political subdivisions	46,457	2,284	(197)	48,544	0
Foreign governments	22,381	2,072	0	24,453	0
Asset-backed	789	62	0	851	0
Commercial mortgage-backed	5,223	314	0	5,537	0
Residential mortgage-backed	72,219	5,878	(355)	77,742	2,482
Corporate	2,146,023	269,657	(3,154)	2,412,526	10,988
Total fixed maturity securities	$2,315,654	$280,536	$(3,706)	$2,592,484	$13,470
Equity securities:
Common stocks	$92	$326	$0	$418	$0
Non-redeemable preferred stocks	94,375	7,559	(2,086)	99,848	0
Total equity securities	$94,467	$7,885	$(2,086)	$100,266	$0

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$22,604	$423	$0	$23,027	$0
States, municipalities and political subdivisions	48,315	5,120	0	53,435	0
Foreign governments	25,908	3,794	(817)	28,885	0
Asset-backed	950	33	0	983	0
Commercial mortgage-backed	6,403	619	0	7,022	0
Residential mortgage-backed	78,868	8,347	(1)	87,214	1,654
Corporate	2,277,882	469,260	(2,301)	2,744,841	12,554
Total fixed maturity securities	$2,460,930	$487,596	$(3,119)	$2,945,407	$14,208
Equity securities:
Common stocks	$92	$205	$0	$297	$0
Non-redeemable preferred stocks	76,716	14,855	(775)	90,796	0
Total equity securities	$76,808	$15,060	$(775)	$91,093	$0

(a)         Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value

Due in one year or less	$74,962	$76,034
Due after one year through five years	263,996	288,952
Due after five years through ten years	460,638	498,946
Due after ten years	1,437,827	1,644,422
Total	2,237,423	2,508,354
Asset-backed	789	851
Commercial mortgage-backed	5,223	5,537
Residential mortgage-backed	72,219	77,742
Total	$2,315,654	$2,592,484

Schedule of major categories of net investment income

	Years Ended December 31,
	2013	2012	2011

Fixed maturity securities	$143,493	$152,637	$158,091
Equity securities	5,984	5,676	7,696
Commercial mortgage loans on real estate	36,336	39,767	42,448
Policy loans	802	789	792
Short-term investments	22	57	122
Other investments	3,580	6,314	1,263
Cash and cash equivalents	1	0	9
Total investment income	190,218	205,240	210,421
Investment expenses	(7,258)	(6,512)	(6,786)
Net investment income	$182,960	$198,728	$203,635

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2013	2012	2011
Proceeds from sales	$438,984	$320,471	$278,234
Gross realized gains	23,898	11,995	10,309
Gross realized losses	11,173	4,046	6,701

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2013	2012	2011
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$4,554	$10,496	$6,457
Equity securities	8,793	(2,203)	(2,343)
Commercial mortgage loans on real estate	1,599	1,734	(679)
Short-term investments	0	(1)	0
Other investments	(1,457)	0	0
Total net realized gains related to sales and other	13,489	10,026	3,435
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(1,865)	(14)	(2,974)
Equity securities	0	(39)	(10)
Total net realized losses related to other-than-temporary impairments	(1,865)	(53)	(2,984)
Total net realized gains	$11,624	$9,973	$451

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years ended December 31,
	2013	2012	2011
Balance, beginning of year	$26,970	$29,374	$29,322
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	0	554
Additions for credit loss impairments recognized in the current period on securities previously impaired	87	14	445
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(123)	(403)	(153)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(12,770)	(2,015)	(794)
Balance, end of year	$14,164	$26,970	$29,374

Schedule of gross unrealized losses on fixed maturity securities and equity securities

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$7,278	$(197)	$0	$0	$7,278	$(197)
Residential mortgage-backed	25,457	(331)	520	(24)	25,977	(355)
Corporate	160,115	(3,078)	4,343	(76)	164,458	(3,154)
Total fixed maturity securities	$192,850	$(3,606)	$4,863	$(100)	$197,713	$(3,706)
Equity securities:
Non-redeemable preferred stocks	$38,711	$(1,970)	$3,524	$(116)	$42,235	$(2,086)

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Foreign governments	$0	$0	$6,248	$(817)	$6,248	$(817)
Residential mortgage-backed	547	(1)	0	0	547	(1)
Corporate	58,846	(1,235)	20,176	(1,066)	79,022	(2,301)
Total fixed maturity securities	$59,393	$(1,236)	$26,424	$(1,883)	$85,817	$(3,119)
Equity securities:
Non-redeemable preferred stocks	$4,086	$(41)	$9,245	$(734)	$13,331	$(775)

Schedule of cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2013, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year or less	$502	$501
Due after one year through five years	11,623	11,512
Due after five years through ten years	86,566	85,323
Due after ten years	76,396	74,400
Total	175,087	171,736
Residential mortgage-backed	26,332	25,977
Total	$201,419	$197,713

Summary of loan-to-value and average debt-service coverage ratios

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage Ratio
70% and less	$497,411	88.2%	2.08
71 – 80%	41,943	7.4%	1.60
81 – 95%	18,687	3.3%	1.35
Greater than 95%	6,374	1.1%	0.85
Gross commercial mortgage loans	564,415	100.0%	2.01
Less valuation allowance	(2,047)
Net commercial mortgage loans	$562,368

	December 31, 2012
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage Ratio
70% and less	$545,156	86.2%	1.98
71 – 80%	41,449	6.6%	1.31
81 – 95%	31,378	5.0%	0.92
Greater than 95%	14,169	2.2%	1.06
Gross commercial mortgage loans	632,152	100.0%	1.86
Less valuation allowance	(3,646)
Net commercial mortgage loans	$628,506